CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (14,663)	$ (932)	$ (2,430)	$ (124,323)
Adjustments to reconcile net loss to net cash from operating activities:
Additions to capitalized content	(2,619)	(2,421)	(5,215)	(6,368)
Depreciation and amortization expense	6,600	5,619	11,762	7,898
Deferred commissions amortization	8,735	6,805	14,238	12,279
Equity-based compensation expense	20,481	2,037	5,281	118,147
Other, net	400	(91)	848	(664)
Changes in operating assets and liabilities:
Accounts receivable	(2,741)	3,145	(6,978)	(11,403)
Deferred commissions	(14,386)	(9,958)	(22,161)	(22,375)
Prepaid and other assets	(8,279)	(950)	679	(3,645)
Accounts payable and other liabilities	10,021	3,140	2,328	4,938
Deferred revenue	32,397	20,569	46,512	55,234
Net cash provided by operating activities	35,946	26,963	44,864	29,718
Cash flows from investing activities:
Business combinations, net of cash acquired	(11,323)	0	0	(4,970)
Purchases of property and equipment	(1,055)	(3,855)	(5,426)	(5,573)
Capitalized internal-use software costs	(1,121)	(1,506)	(2,682)	(5,223)
Net cash used in investing activities	(13,499)	(5,361)	(8,108)	(15,766)
Cash flows from financing activities:
Dividends paid	0	0	0	(10,000)
Proceeds from the exercise of stock options	952	135	220	353
Repurchase of common stock and options	(1,171)	(497)	(4,857)	(339,880)
Proceeds from the issuance of preferred stock, net of issuance costs	0	0	0	340,393
Proceeds from the issuance of common stock	155,958	0	4,274	0
Acquisition-related contingent liability payments	(375)	(252)	(252)	(478)
Proceeds from finance lease obligations	0	214	214	0
Payments for finance lease obligations	(20)	(15)	(35)	0
Taxes paid for the net share settlement of restricted stock units	(6,782)	0	0	0
Net cash (used in) provided by financing activities	148,562	(415)	(436)	(9,612)
Effect of exchange rate changes on cash and cash equivalents	465	(284)	398	(49)
Net change in cash and cash equivalents	171,474	20,903	36,718	4,291
Cash and cash equivalents, beginning of period	85,582	48,864	48,864	44,573
Cash and cash equivalents, end of period	257,056	69,767	85,582	48,864
Supplemental disclosure of cash flow information:
Cash paid for taxes	1,397	16	101	16
Supplemental disclosure of noncash investing and financing activities:
Capital expenditures and other assets included in accounts payable and accrued expenses	955	570	875	1,723
Stock compensation recorded as liability	$ 0	$ 602	$ 991	$ 249